Leases (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Leases [Abstract]
Minimum future straight-lined rentals due on noncancelable leases 2013	$ 19,016,000
Minimum future straight-lined rentals on noncelable leases 2014	17,747,000
Minimum future straight-lined rentals on noncancelable leases 2015	15,726,000
Minimum future straight-lined rentals on noncancelable leases 2016	12,461,000
Minimum future straight-lined rentals on noncelable leases 2017	10,950,000
Minimum future straight-lined rentals on noncelable leases 2018 and subsequent years	$ 40,531,000